LEASES - Lease cost (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LEASES
Operating lease cost	¥ 4,220,789	$ 662,334	¥ 3,539,374
Cost of other leases with terms less than one year	62,430	9,797	67,281
Total	¥ 4,283,219	$ 672,131	¥ 3,606,655